OTHER FINANCIAL DATA - U.S. TREASURY GRANT RECEIVABLE (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
U.S. Treasury Grants Receivable [Line Items]
Proceeds from U.S. Treasury grants		$ 0	$ 238	$ 0
Reduction in tax benefit due to sequestration	5
Sequestration of U.S. Treasury grants receivable		$ 0	$ 23	$ 0